10. LONG-TERM INCENTIVE PLAN AWARDS (Tables)	12 Months Ended
Jun. 30, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock Option Activity
			Weighted-
			Average
		Weighted-	Remaining
		Average	Contractual	Aggregate
		Exercise	Life	Intrinsic
Options	Shares	Price	(In Years)	Value
Outstanding as of June 30, 2013	1,153,170	$1.16	5.49	$627,422
Granted	–	–	–	–
Exercised	(159,500)	(0.54)	2.05	(287,100)
Cancelled	–	–	–	–
Forfeited or Expired	(98,333)	(1.34)	7.88	(177,000)
Outstanding as of June 30, 2014	895,337	1.24	5.50	497,350
Granted	–	–
Exercised	–	–
Cancelled	(45,000)	(1.34)	(6.96)	(72,000)
Forfeited or Expired	–	–
Outstanding as of June 30, 2015	850,337	1.24	4.36	306,583

Exercisable as of June 30, 2015	850,337	$1.24	4.36	$306,583